Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$41,561,656	$232,304,005

Liabilities:
Warrant liability	2	$31,800	$413,400

Note payable to related party at fair value	3	$257,492	$—

Schedule of Change in Fair Value of Warrant Liability and Working Capital Note
The change in the fair value of the Level 3 warrant liability during the period from January 19, 2021 (date of inception) through November 4, 2021, was as follows:

Period from January 19, 2021 (Inception) through November 4, 2021
Fair value—beginning of period	$—
Additions	382,773
Change in fair value	125,023
Transfers out of level 3 to level 2	(507,796)

Fair value—end of period	$—

The following table presents information about the change in fair value of the Company’s Level 3 Working Capital Note during the year ended December 31, 2022:

Year Ended December 31, 2022
Fair value - beginning of period	$—
Additions	260,000
Change in fair value	(2,508)

Fair value - end of period	$257,492

Schedule of Estimated Fair Value of Working Capital Note
The Working Capital Note was valued using a combination of the Black-Scholes option pricing model and present value method, which is considered to be a Level 3 fair value measurement. The estimated fair value of the Working Capital Note was based on the following ranges of significant inputs:

Assumptions	At Issuance	As of December 31, 2022
Expected term	0.8 -1.0	0.9
Volatility	65.0%	65.0%
Risk free rate	4.0% - 4.7%	4.7%
Discount rate	24.8% - 29.6%	24.4% - 29.4%
Probability of conversion	65.0% - 75.0%	65.0%